NET INCOME (LOSS) PER SHARE (Details)	12 Months Ended
Dec. 31, 2022 shares
Non-vested RSUs
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	4,437,739
Non-vested restricted shares
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	24,445,441